Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - Successor [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Numerator:
Net income - basic (in Dollars) | $	$ 6,942
Effect of dilutive securities (in Dollars) | $	(11,784)
Net income - diluted (in Dollars) | $	$ 4,842
Weighted average shares outstanding - basic	11,749,911
Dilutive effect of Lender Warrants	2,544,554
Dilutive effect of Investor Shares	359,053
Weighted average shares outstanding - diluted	14,653,508
Basic earnings per common share (in Dollars per share) | $ / shares	$ 0.59
Diluted earnings per common share (in Dollars per share) | $ / shares	$ (0.33)